CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares Class A Ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Noncontrolling interest CNY (¥)
Beginning Balance at Dec. 31, 2018	¥ (1,652,006)		¥ 0	¥ 0	¥ 395,472	¥ (2,047,478)
Beginning Balance (in shares) at Dec. 31, 2018 | shares			84,000,000	116,000,000
Shares issued in initial public offering ("IPO")	234,354				234,354
Shares issued in initial public offering ("IPO") (in shares) | shares			16,100,000
Capital contribution from noncontrolling interest shareholders	815							¥ 815
Foreign currency translation adjustments	471						¥ 469	2
Net income	527,185					527,747		(562)
Share-based compensation	147,582				147,582
Ending Balance at Dec. 31, 2019	(741,599)		¥ 0	¥ 0	777,408	(1,519,731)	469	255
Ending Balance (in shares) at Dec. 31, 2019 | shares			100,100,000	116,000,000
Capital contribution from noncontrolling interest shareholders	500							500
Foreign currency translation adjustments	(13,366)						(13,286)	(80)
Exercise of share options	6,982				6,982
Business combination under common control	3,000				3,000
Conversion of Class B Ordinary Share to Class A Ordinary Share	0		¥ 0	¥ 0
Convert Class B Ordinary Share to Class A Ordinary Share (in shares) | shares			8,000,000	(8,000,000)
Net income	250,066					252,883		(2,817)
Share-based compensation	30,652				30,652
Ending Balance at Dec. 31, 2020	(463,765)		¥ 0	¥ 0	818,042	(1,266,848)	(12,817)	(2,142)
Ending Balance (in shares) at Dec. 31, 2020 | shares			108,100,000	108,000,000
Foreign currency translation adjustments	(5,229)	$ (821)					(5,137)	(92)
Exercise of share options	7,352				7,352
Net income	467,761	73,402				472,086		(4,325)
Acquisition of a subsidiary	5,000							5,000
Deconsolidation of subsidiaries	(556)							(556)
Share-based compensation	15,186				15,186
Ending Balance at Dec. 31, 2021	¥ 25,749	$ 4,041	¥ 0	¥ 0	¥ 840,580	¥ (794,762)	¥ (17,954)	¥ (2,115)
Ending Balance (in shares) at Dec. 31, 2021 | shares			108,100,000	108,000,000